Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is relatively high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).

The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets).

The Portfolio’s assets are not necessarily divided equally among the subadvisers. Although approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by seeking to track an index or a subset of an index. The remainder of the Portfolio’s assets will be allocated to the other subadviser. The Portfolio’s target allocations among the subadvisers are subject to change.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark. (e.g., credit default swaps). In recent years, derivative securities have become increasingly important in the field of finance. Derivatives are now actively traded on many different exchanges and are also regularly traded outside of exchanges by financial institutions in what is termed “over the counter” markets. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Active Management Risk. The actively managed portion of the Portfolio is subject to the risk that the subadviser’s’ judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the securities selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform other funds with similar objectives and investment strategies.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Government Bond Index, Barclays U.S. Corporate IG Index, Barclays U.S. Agency Fixed Rate MBS Index and Barclays CMBS ERISA Eligible Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Government Bond Index, Barclays U.S. Corporate IG Index, Barclays U.S. Agency Fixed Rate MBS Index and Barclays CMBS ERISA Eligible Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.62% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.01% (quarter ended June 30, 2004). The year-to-date calendar return as of June 30, 2014 was 3.78%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.01%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
Barclays U.S. Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
Barclays U.S. Corporate IG Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%
Barclays U.S. Agency Fixed Rate MBS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
Barclays CMBS ERISA Eligible Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2004	rr_AnnualReturn2004	3.71%
Annual Return 2005	rr_AnnualReturn2005	1.57%
Annual Return 2006	rr_AnnualReturn2006	3.43%
Annual Return 2007	rr_AnnualReturn2007	6.21%
Annual Return 2008	rr_AnnualReturn2008	2.91%
Annual Return 2009	rr_AnnualReturn2009	5.76%
Annual Return 2010	rr_AnnualReturn2010	7.39%
Annual Return 2011	rr_AnnualReturn2011	7.31%
Annual Return 2012	rr_AnnualReturn2012	5.55%
Annual Return 2013	rr_AnnualReturn2013	(2.83%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.79%